PROPERTY, PLANT AND EQUIPMENT (Details 1) - Right-of-use assets [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right-of-use assets	R$ 644,880	R$ 581,824	R$ 516,668
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(1,024)	26
Additions to right-of-use assets	26,218	62,106
Remesurement	99,728	109,109
Depreciation, right-of-use assets	(104,382)	(68,068)
Write-offs	(754)	(38,017)
Consolidation of acquired companies	43,272
Others	(2)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,057,567	754,608	634,786
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(412,687)	(172,784)	(118,118)
Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	465,048	439,285	393,015
Additions to right-of-use assets	2,520	1,195
Remesurement	45,410	63,120
Depreciation, right-of-use assets	(22,153)	(23,424)
Write-offs		(16,940)
Transfers to other asset categories [Default Label]	(14)	22,319
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	548,756	500,826	434,689
Land [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(83,708)	(61,541)	(41,674)
Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	62,431	68,145	66,086
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(360)	3
Additions to right-of-use assets	2,042	178
Remesurement	8,325	18,031
Depreciation, right-of-use assets	(16,726)	(10,343)
Transfers to other asset categories [Default Label]	(87)	(5,810)
Consolidation of acquired companies	1,092
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	107,782	94,196	75,882
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(45,351)	(26,051)	(9,796)
Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	83,161	53,759	51,946
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(62)	(6)
Additions to right-of-use assets	4,191	40,503
Remesurement	38,430	27,958
Depreciation, right-of-use assets	(48,142)	(25,472)
Write-offs	(754)	(20,944)
Transfers to other asset categories [Default Label]	228	(20,226)
Consolidation of acquired companies	35,511
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	277,865	99,103	81,598
Machinery [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(194,704)	(45,344)	(29,652)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	34,240	20,635	5,621
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(602)	29
Additions to right-of-use assets	17,465	20,230
Remesurement	7,563
Depreciation, right-of-use assets	(17,361)	(8,829)
Write-offs		(133)
Transfers to other asset categories [Default Label]	(127)	3,717
Consolidation of acquired companies	6,669
Others	(2)
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	123,164	60,483	42,617
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	R$ (88,924)	R$ (39,848)	R$ (36,996)